Acquisitions (Tables)	12 Months Ended
Dec. 31, 2012
CrowdTorch (Seedlabs) [Member]
Allocation of Purchase Price for Acquired Net Assets Based on Their Estimated Fair Values

The table below represents the allocation of the purchase price for the acquired net assets of CrowdTorch based on their estimated fair values as of January 17, 2012. The allocation of the purchase price was based upon estimates of fair value of the corresponding assets and liabilities as follows:

Tangible assets	$269
Software technology	423
Customer relationships	70
Goodwill	1,909
Current liabilities	(273)

Total consideration	$2,398

CrowdCompass [Member]
Allocation of Purchase Price for Acquired Net Assets Based on Their Estimated Fair Values

The table below represents the allocation of the preliminary purchase price for the acquired net assets of CrowdCompass based on their estimated fair values as of June 12, 2012. The allocation of the purchase price was based upon estimates of fair value of the corresponding assets and liabilities as follows:

Tangible assets	$296
Software technology	1,400
Customer relationships	550
Trademarks / trade names	180
Goodwill	5,081
Current liabilities	(688)
Deferred tax liability	(842)

Total consideration	$5,977

TicketMob [Member]
Allocation of Purchase Price for Acquired Net Assets Based on Their Estimated Fair Values

The table below represents the allocation of the preliminary purchase price for the acquired net assets of TicketMob based on their estimated fair values as of December 31, 2012. The allocation of the purchase price was based upon estimates of fair value of the corresponding assets and liabilities as follows:

Tangible assets	$1,930
Software technology	437
Customer relationships	1,096
Trademarks / trade names	82
Goodwill	5,515
Current liabilities	(3,142)

Total consideration	$5,918